Dearborn Partners Rising Dividend Fund
Dearborn Partners Rising Dividend Fund
Supplement dated October 23, 2013

to the

Dearborn Partners Rising Dividend Fund

Prospectus and Summary Prospectus

dated April 10, 2013

This supplement amends the Prospectus and Summary Prospectus of the Dearborn Partners Rising Dividend Fund dated April 10, 2013, as previously amended.

Effective immediately, the Fund has amended its sales charge breakpoints on purchases of Class A shares in amounts of $500,000 or more.  The following section on Page 1 of the Prospectus and Summary Prospectus is replaced in its entirety by the following:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on Class A shares if you or your family invest, or agree to invest in the future, at least $25,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 11 of this Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 26 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dearborn Partners Rising Dividend Fund		Dearborn Partners Rising Dividend Fund - Class A Shares	Dearborn Partners Rising Dividend Fund - Class C Shares	Dearborn Partners Rising Dividend Fund - Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.00%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchases that are redeemed within 12 months of purchase)	[1]	1.00%	1.00%	none
[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $500,000 or more that are redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dearborn Partners Rising Dividend Fund		Dearborn Partners Rising Dividend Fund - Class A Shares	Dearborn Partners Rising Dividend Fund - Class C Shares	Dearborn Partners Rising Dividend Fund - Class I Shares
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.61%	0.61%	0.61%
Total Annual Fund Operating Expenses		1.71%	2.46%	1.46%
Less: Fee Waiver and/or Expense Reimbursement		(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.50%	2.25%	1.25%
[1]	Because the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Dearborn Partners, L.L.C., the Fund's investment adviser (the "Adviser"), and the Fund, the Adviser has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage and tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 1.50%, 2.25% and 1.25% of the Fund's average daily net assets for Class A shares, Class C shares and Class I shares, respectively, through at least April 10, 2016. The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). The Adviser is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.